Note 7 - Loan Information (Details) - Impaired Loans - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Real Estate:
Recorded investment, with no allowance	$ 2,184	$ 1,033
Unpaid principal balance, with no allowance	2,184	1,033
Average recorded investment, with no allowance	2,185	1,205
Interest income recognized, with no allowance	36	61
With an allowance recorded:
Recorded investment, with an allowance	401	439
Unpaid principal balance, with an allowance	401	439
Related allowance	9	6
Average recorded investment, with an allowance	417	372
Real Estate:
Recorded investment	2,585	1,472
Unpaid principal balance	2,585	1,472
Related allowance	9	6
Average recorded investment	2,602	1,577
Interest income recognized	36	61
Residential Portfolio Segment [Member]
Real Estate:
Recorded investment, with no allowance		170
Unpaid principal balance, with no allowance		170
Average recorded investment, with no allowance	27	172
Interest income recognized, with no allowance		5
Real Estate:
Recorded investment		170
Unpaid principal balance		170
Average recorded investment	27	172
Interest income recognized		5
Commercial Real Estate Portfolio Segment [Member]
Real Estate:
Recorded investment, with no allowance	2,184	860
Unpaid principal balance, with no allowance	2,184	860
Average recorded investment, with no allowance	2,158	896
Interest income recognized, with no allowance	36
Real Estate:
Recorded investment	2,184	860
Unpaid principal balance	2,184	860
Average recorded investment	2,158	896
Interest income recognized	36
Home Equity Portfolio Segment [Member]
Real Estate:
Average recorded investment, with no allowance		133
Interest income recognized, with no allowance		56
Real Estate:
Average recorded investment		133
Interest income recognized		56
Construction and Land Development Real Estate Portfolio Segment [Member]
Real Estate:
Recorded investment, with no allowance		3
Unpaid principal balance, with no allowance		3
Average recorded investment, with no allowance		4
Real Estate:
Recorded investment		3
Unpaid principal balance		3
Average recorded investment		4
Commercial Portfolio Segment [Member]
With an allowance recorded:
Recorded investment, with an allowance	401	439
Unpaid principal balance, with an allowance	401	439
Related allowance	9	6
Average recorded investment, with an allowance	417	372
Real Estate:
Recorded investment	401	439
Unpaid principal balance	401	439
Related allowance	9	6
Average recorded investment	$ 417	$ 372